Segment, Geographic and Revenue Information - Schedule of Net Revenue from External Customers and Noncurrent Assets (Detail) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Net revenue from external customers		$ 268,791,694	$ 307,634,389	$ 341,028,267
Non-current assets	[1]	224,430,518	229,585,095
PRC [Member]
Disclosure of geographical areas [line items]
Net revenue from external customers		98,362,235	113,632,037	125,341,648
Non-current assets	[1]	54,890,846	61,284,667
Taiwan ROC [Member]
Disclosure of geographical areas [line items]
Net revenue from external customers		83,229,594	99,357,882	108,288,387
Non-current assets	[1]	163,237,676	161,358,754
Singapore [Member]
Disclosure of geographical areas [line items]
Net revenue from external customers		38,534,291	39,370,930	35,939,290
Japan [Member]
Disclosure of geographical areas [line items]
Net revenue from external customers		20,924,003	21,166,864	32,739,262
Others [Member]
Disclosure of geographical areas [line items]
Net revenue from external customers		27,741,571	34,106,676	$ 38,719,680
Non-current assets	[1]	$ 6,301,996	$ 6,941,674

[1]	Noncurrent assets are not inclusive of financial instruments, deferred tax assets, and prepaid pension.